Apr. 30, 2025
Investment Objective
The Manor Fund seeks long-term capital appreciation and a moderate level of income.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Manor Fund.
Shareholder Fees (Fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in shares of the Manor Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Manor Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Manor Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Manor Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Manor Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Manor Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Manor Fund was 12.04%.

Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large U.S. corporations with an average market capitalization generally over $50 billion, when the advisor believes the shares are priced attractively relative to the earnings and financial strength of the company. The Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Principal Risks An investor could lose money investing in the Manor Fund. The Manor Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Manor Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact large corporations,

or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the Manor Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

In addition to the risks associated with the investment strategy of the Fund, an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk

In the event of a general market decline, the value of the Fund could decline. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Inflation Risk

Inflation is the impact of rising prices over time. It has the effect of reducing the future value of financial assets due to decreased purchasing power. The impact of inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower stock prices.

Large Capitalization Company Risk

Large Capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared to smaller capitalization companies.

Performance Information

The bar chart below shows how the Manor Fund’s investment results vary from year to year. The table below shows how the Manor Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Manor Fund. The Manor Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

The Fund’s year-to-date total return through March 31, 2025 was -6.40%. During the period shown in the bar chart above, the lowest return for a calendar quarter for the Manor Fund was -25.06% during the 1st Quarter 2020. The highest return was 19.42% during the 2nd Quarter 2020.

Average Annual Total Returns For the Periods ended December 31, 2024
The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Growth Fund
Investment Objective
The Growth Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Growth Fund Growth Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Growth Fund Growth Fund
Management Expenses	0.75%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.99%

Example

This example is intended to help you compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Growth Fund | Growth Fund | USD ($)	101	315	547	1,213

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Growth Fund was 12.05%.

Principal Investment Strategies

The Growth Fund invests primarily in the common stock of large U.S. corporations with an average market capitalization generally over $7.5 billion, when the advisor believes the shares are priced attractively relative to the growth potential of company earnings. The Growth Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Principal Risks An investor could lose money investing in the Growth Fund. The Growth Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Growth Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact companies with strong growth rates,

or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the Growth Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

In addition to the risks associated with the investment strategy of the Fund, an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, the effect of inflation, and technology sector risk.

Market Risk

In the event of a general market decline, the value of the Fund could decline. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Inflation Risk

Inflation is the impact of rising prices over time. It has the effect of reducing the future value of financial assets due to decreased purchasing power. The impact of inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower stock prices.

Technology Sector Risk

The Fund may, at times invest a substantial portion of the portfolio in companies in the technology sector. Companies in this sector are subject to the risk of rapidly changing technological developments and highly competitive industry participants. As a result, many companies can have variable earnings and may not pay dividends, leading to higher volatility as investor expectations shift.

Equity Risk

Equity securities may decline in value because of factors affecting a particular company or the market in general. Equity securities are susceptible to general stock market movements and may have sudden drops in value due to volatility.

Performance Information

The bar chart below shows how the Growth Fund’s investment results vary from year to year. The table below shows how the Growth Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Growth Fund. The Growth Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

The Growth Fund’s year-to-date total return through March 31, 2025 was -9.59%. During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was -17.40% for the 1st Quarter of 2020, the highest return was 25.27% during the 2nd Quarter of 2020.

Average Annual Total Returns For the Periods ended December 31, 2024
Average Annual Total Returns - Growth Fund	1 Year	5 Years	10 Years
Performance Measure Domain	24.46%	15.38%	12.56%
After Taxes on Distributions	22.99%	13.80%	11.36%
After Taxes on Distributions and Sales	15.57%	12.06%	10.12%
S&P 500 Index Growth	26.29%	15.70%	12.03%

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Growth Fund | Risk Lose Money [Member]
An investor could lose money investing in the Growth Fund
Growth Fund | Market Risk [Member]
In the event of a general market decline, the value of the Fund could decline. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally
Growth Fund | Inflation Risk [Member]
Inflation is the impact of rising prices over time. It has the effect of reducing the future value of financial assets due to decreased purchasing power. The impact of inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower stock prices
Growth Fund | Technology Sector Risk [Member]
The Fund may, at times invest a substantial portion of the portfolio in companies in the technology sector. Companies in this sector are subject to the risk of rapidly changing technological developments and highly competitive industry participants. As a result, many companies can have variable earnings and may not pay dividends, leading to higher volatility as investor expectations shift
Growth Fund | Equity Risk [Member]
Equity securities may decline in value because of factors affecting a particular company or the market in general. Equity securities are susceptible to general stock market movements and may have sudden drops in value due to volatility
Bond Fund
Investment Objective
The Bond Fund seeks to provide current income.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Bond Fund Bond Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Bond Fund Bond Fund
Management Expenses	0.50%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.95%

Example

This example is intended to help you compare the cost of investing in shares of the Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Bond Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Bond Fund | Bond Fund | USD ($)	97	303	525	1,166

Portfolio Turnover

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Bond Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds. During the most recent fiscal year, the portfolio turnover rate for the Bond Fund was 0.00%.

Principal Investment Strategies

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes, and bonds, or securities issued by GNMA, FNMA and FHLB. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Principal Risks An investor could lose money investing in the Bond Fund. The Bond Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Bond Fund include:

the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,

or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above, the Bond Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

In addition to the risks associated with the investment strategy of the Bond Fund, an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk

In the event of a general market decline, the value of the Bond Fund could decline. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the market generally.

Interest Rate Risk

If interest rates increase the value of portfolio investments could decline. The potential for fluctuations in bond prices is primarily due to changes in interest rates.

Credit Risk

Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned about the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity.

Inflation Risk

Inflation is the impact of rising prices over time. It has the effect of reducing the future value of financial assets due to decreased purchasing power. The impact of inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower prices.

Performance Information

The bar chart below shows how the Bond Fund’s investment results vary from year to year. The table below shows how the Bond Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Bond Fund. The Bond Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

The Bond Fund’s year-to-date total return through March 31, 2025 was 2.61%. During the period shown in the bar chart above, the lowest return for a calendar quarter was -4.22% for the 1st Quarter of 2022, the highest return was 6.46% during the 1st Quarter of 2020.

Average Annual Total Returns For the Periods ended December 31, 2024
Average Annual Total Returns - Bond Fund	1 Year	5 Years	10 Years
Performance Measure Domain	0.96%	(0.12%)	0.28%
After Taxes on Distributions	0.33%	(0.52%)	(0.02%)
After Taxes on Distributions and Sales	0.57%	(0.26%)	0.09%
Bloomberg Barclays [Member]	2.42%	0.48%	1.23%

The primary index for comparison is the Bloomberg Barclays Intermediate-term US Treasury Index, an index of US Treasury Notes with a maximum maturity of 10 years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Bond Fund | Risk Lose Money [Member]
An investor could lose money investing in the Bond Fund
Bond Fund | Market Risk [Member]
In the event of a general market decline, the value of the Bond Fund could decline. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the market generally
Bond Fund | Inflation Risk [Member]
Inflation is the impact of rising prices over time. It has the effect of reducing the future value of financial assets due to decreased purchasing power. The impact of inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower prices
Bond Fund | Interest Rate Risk [Member]
If interest rates increase the value of portfolio investments could decline. The potential for fluctuations in bond prices is primarily due to changes in interest rates
Bond Fund | Credit Risk [Member]
Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned about the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity
Manor Fund | Risk Lose Money [Member]
An investor could lose money investing in the Manor Fund
Manor Fund | Market Risk [Member]
In the event of a general market decline, the value of the Fund could decline. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally
Manor Fund | Inflation Risk [Member]
Inflation is the impact of rising prices over time. It has the effect of reducing the future value of financial assets due to decreased purchasing power. The impact of inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower stock prices
Manor Fund | Large Capitalization Company Risk [Member]
Large Capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared to smaller capitalization companies